Annual Fund Operating Expenses - SA American Funds Growth Portfolio	May 01, 2021	[1]
Class 1
Operating Expenses:
Management Fees	1.17%
Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.24%
Fee Waivers and/or Expense Reimbursements	0.60%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.64%	[2]
Class 3
Operating Expenses:
Management Fees	1.17%
Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.49%
Fee Waivers and/or Expense Reimbursements	0.60%	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%	[2]

[1]	Amounts reflect the total expenses of the Portfolio and the Master Growth Fund (as defined herein).
[2]	SunAmerica Asset Management, LLC (“SunAmerica”) has entered into a contractual agreement with SunAmerica Series Trust (the “Trust”) under which it will waive 0.60% of its advisory fee for such time as the Portfolio is operated as a feeder fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue indefinitely as long as the Portfolio is part of a master-feeder fund structure and cannot be reduced or eliminated without approval of the Board of Trustees of the Trust.